UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8211

Dreyfus Institutional Preferred Money Market Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	06/30/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
June 30, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--46.6%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.35% - 0.40%, 9/1/09 - 9/8/09	250,000,000	250,001,720
Bank of America N.A.
0.80%, 11/16/09	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.90%, 7/31/09	350,000,000	350,000,000
Barclays Bank PLC (Yankee)
1.13%, 7/6/09	100,000,000	100,000,000
BNP Paribas (Yankee)
0.95%, 7/13/09	380,000,000	380,000,000
Calyon (Yankee)
0.55%, 10/9/09	350,000,000	350,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.88%, 8/11/09	125,000,000	125,000,000
Credit Industriel et Commercial (Yankee)
0.75%, 8/11/09	200,000,000	200,000,000
Credit Suisse (Yankee)
1.42%, 7/9/09	100,000,000	100,000,000
ING Bank N.V. (London)
0.87% - 0.93%, 8/7/09 - 8/10/09	335,000,000	335,000,000
Intesa Sanpaolo SpA (Yankee)
0.85%, 9/1/09	100,000,000	100,000,000
Lloyds TSB Bank PLC (Yankee)
0.98% - 1.10%, 7/6/09 - 7/31/09	400,000,000	400,000,485
Mizuho Corporate Bank (Yankee)
0.50% - 0.70%, 8/10/09 - 8/12/09	350,000,000	350,000,000
Natixis (Yankee)
1.45% - 1.50%, 7/1/09 - 7/6/09	400,000,000	400,000,000
Royal Bank of Scotland PLC (Yankee)
1.06% - 1.35%, 7/7/09 - 7/27/09	400,000,000	400,000,000
UniCredito Italiano SpA (Yankee)
0.45%, 7/10/09	100,000,000	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,040,002,205)		4,040,002,205
Commercial Paper--32.8%
Abbey National North America LLC
0.20%, 7/1/09	300,000,000	300,000,000
Barclays U.S. Funding Corp.
0.18%, 7/1/09	250,000,000	250,000,000
CAFCO LLC
0.48%, 8/19/09	200,000,000 a	199,869,333
Cancara Asset Securitisation Ltd.
0.80% - 0.82%, 8/5/09 - 8/13/09	290,000,000 a	289,734,111
Danske Corp., Inc.
0.40%, 8/28/09 - 9/14/09	350,000,000 a	349,755,556
General Electric Capital Corp.

0.20%, 7/1/09	350,000,000	350,000,000
Govco Inc.
0.40% - 0.49%, 8/17/09 - 9/8/09	200,000,000 a	199,859,361
Mont Blanc Capital Corp.
0.40%, 9/3/09	200,000,000 a	199,857,778
Societe Generale N.A. Inc.
0.65%, 8/10/09	400,000,000	399,711,111
UBS Finance Delaware LLC
0.16%, 7/1/09	300,000,000	300,000,000
Total Commercial Paper
(cost $2,838,787,250)		2,838,787,250
Corporate Note--3.5%
Banc of America Corp.
0.44%, 7/1/09
(cost $300,000,000)	300,000,000	300,000,000
U.S. Government Agency--2.9%
Federal Home Loan Mortgage Corp.
1.10%, 7/17/09
(cost $250,000,000)	250,000,000 [b,c]	250,000,000
Time Deposits--6.9%
KBC Bank N.V. (Grand Cayman)
0.13%, 7/1/09	300,000,000	300,000,000
Nordea North America Inc. (Grand Cayman)
0.15%, 7/1/09	300,000,000	300,000,000
Total Time Deposits
(cost $600,000,000)		600,000,000
Repurchase Agreement--7.2%
Barclays Financial LLC
dated 6/30/09, due 7/1/09 in the amount of
$626,000,348 (fully collateralized by $485,018,500
Treasury Inflation Protected Securities, 4.25%, due
1/15/10, value $638,520,016)
(cost $626,000,000)	626,000,000	626,000,000
Total Investments (cost $8,654,789,455)	99.9%	8,654,789,455
Cash and Receivables (Net)	.1%	6,836,428
Net Assets	100.0%	8,661,625,883

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $1,239,076,139 or 14.3% of net assets.
b Variable rate security--interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal
Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	8,654,789,455
Level 3 - Significant Unobservable Inputs	-
Total	8,654,789,455

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008,was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
June 30, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--25.4%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.25%, 7/23/09	25,000,000	25,000,000
Bank of Nova Scotia (Yankee)
0.20%, 7/20/09	25,000,000	25,000,000
Fortis Bank (Yankee)
0.38%, 7/29/09	25,000,000	25,000,000
Lloyds TSB Bank PLC (Yankee)
0.27%, 7/6/09	25,000,000	25,000,000
Natixis (Yankee)
0.35%, 7/29/09	25,000,000	25,000,000
Nordea Bank Finland PLC (Yankee)
0.25%, 7/20/09	25,000,000	25,000,000
Royal Bank of Scotland PLC (Yankee)
0.31%, 7/1/09	25,000,000	25,000,000
UniCredito Italiano SpA (Yankee)
0.42%, 7/29/09	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $200,000,000)		200,000,000
Commercial Paper--7.6%
Abbey National North America LLC
0.20%, 7/1/09	30,000,000	30,000,000
UBS Finance Delaware LLC
0.16%, 7/1/09	30,000,000	30,000,000
Total Commercial Paper
(cost $60,000,000)		60,000,000
U.S. Treasury Bills--2.2%
U.S. Treasury Bills
0.03%, 7/9/09
(cost $16,999,887)	17,000,000	16,999,887
U.S. Government Agency--18.9%
Federal Home Loan Bank
0.01% - 0.20%, 7/1/09 - 8/12/09
(cost $148,988,333)	149,000,000	148,988,333
Time Deposits--7.6%
KBC Bank N.V. (Grand Cayman)
0.13%, 7/1/09	30,000,000	30,000,000
Societe Generale (Grand Cayman)
0.22%, 7/1/09	30,000,000	30,000,000
Total Time Deposits
(cost $60,000,000)		60,000,000
Repurchase Agreements--38.2%
Banc of America Securities LLC
0.06%, dated 6/30/09, due 7/1/09 in the amount of
$75,000,125 (fully collateralized by $76,521,000
Federal Home Loan Mortgage Corp., 0.94%, due 8/5/11,

value $76,500,339)	75,000,000	75,000,000
BNP Paribas
0.01%, dated 6/30/09, due 7/1/09 in the amount of
$75,000,021 (fully collateralized by $146,817,591
U.S. Treasury Strips, due 8/15/12-11/15/26, value
$76,500,000)	75,000,000	75,000,000
Deutsche Bank Securities
0.08%, dated 6/30/09, due 7/1/09 in the amount of
$75,000,167 (fully collateralized by $3,775,000
Federal Home Loan Bank, 5.625%, due 6/9/17, value
$4,169,605, $50,000,000 Federal Home Loan Mortgage
Corp., 3.25%, due 7/16/10, value $52,084,278 and
$20,012,000 Federal National Mortgage Association,
2.50%, due 2/17/12, value $20,246,863)	75,000,000	75,000,000
Greenwich Capital Markets
0.05%, dated 6/30/09, due 7/1/09 in the amount of
$75,000,104 (fully collateralized by $76,522,000 U.S.
Treasury Bills, due 8/6/09-9/24/09, value $76,501,642)	75,000,000	75,000,000
Total Repurchase Agreements
(cost $300,000,000)		300,000,000
Total Investments (cost $785,988,220)	99.9%	785,988,220
Cash and Receivables (Net)	.1%	616,158
Net Assets	100.0%	786,604,378

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	785,988,220
Level 3 - Significant Unobservable Inputs	-
Total	785,988,220

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008,was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)